UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Western Asset

Total Return Unconstrained Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Total Return Unconstrained Fund

Fund objective

The Fund seeks to maximize long-term total return.

Fund name change

Prior to May 1, 2012, the Fund was known as Western Asset Total Return Unconstrained Portfolio and, prior to September 21, 2011, as Western Asset Absolute Return Portfolio. There was no change in the Fund’s investment objective and investment polices as a result of these name changes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

Western Asset Total Return Unconstrained Fund	III

Investment Commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Western Asset Total Return Unconstrained Fund

Investment Commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary

Western Asset Total Return Unconstrained Fund	V

setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class I shares of Western Asset Total Return Unconstrained Fund returned 3.79%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Indexix, returned 2.37% and 0.28%, respectively, for the same period. The Lipper Multi-Sector Income Funds Category Average1 returned 5.03% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Western Asset Total Return Unconstrained Fund:
Class FI	3.66%
Class I	3.79%
Class IS	3.80%
Barclays U.S. Aggregate Index	2.37%
BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index	0.28%
Lipper Multi-Sector Income Funds Category Average[1]	5.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class FI, Class I and Class IS shares were 2.11%, 2.35% and 2.37%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class FI, Class I and Class IS shares would have been 1.85%, 2.31% and 2.34%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 231 funds in the Fund’s Lipper category.

VI	Western Asset Total Return Unconstrained Fund

Investment Commentary (cont’d)

Performance of Class A, Class C and Class R shares is not shown because these share classes commenced operations on April 30, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, as supplemented May 31, 2012, the gross total annual operating expense ratios for Class FI, Class I and Class IS shares were 1.37%, 0.85% and 0.83%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 1.20% for Class FI shares, 0.95% for Class I shares and 0.85% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 1.10%, 0.85% and 0.83% for Class FI, Class I and Class IS shares, respectively. These arrangements are expected to continue until April 30, 2013 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield securities include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Total Return Unconstrained Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Corporate U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index, therefore, will always have a constant maturity equal to exactly three months.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives, such as forward foreign currency contracts, futures contracts, written options and swaps contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

2	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A3	0.67%	$1,000.00	$1,006.70	1.25%	$2.09	[4]	Class A	5.00%	$1,000.00	$1,018.65	1.25%	$6.27
Class C3	0.54	1,000.00	1,005.40	2.00	3.34	[4]	Class C	5.00	1,000.00	1,014.92	2.00	10.02
Class FI	3.66	1,000.00	1,036.60	1.07	5.42	[5]	Class FI	5.00	1,000.00	1,019.54	1.07	5.37
Class R3	0.63	1,000.00	1,006.30	1.50	2.51	[4]	Class R	5.00	1,000.00	1,017.40	1.50	7.52
Class I	3.79	1,000.00	1,037.90	0.82	4.15	[5]	Class I	5.00	1,000.00	1,020.79	0.82	4.12
Class IS	3.80	1,000.00	1,038.00	0.81	4.10	[5]	Class IS	5.00	1,000.00	1,020.84	0.81	4.07
[1]	For the six months ended June 30, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (61), then divided by 366.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk- premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	—Asset-Backed Securities
BAI	—Barclays U.S. Aggregate Index
EM	—Emerging Markets
HY	—High Yield
IG Credit	—Investment Grade Credit
MBS	—Mortgage-Backed Securities
WATR	—Western Asset Total Return Unconstrained Fund

4	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	—Asset-Backed Securities
BAI	—Barclays U.S. Aggregate Index
EM	—Emerging Markets
HY	—High Yield
IG Credit	—Investment Grade Credit
MBS	—Mortgage-Backed Securities
WATR	—Western Asset Total Return Unconstrained Fund

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.3%
Consumer Discretionary — 4.1%
Automobiles — 1.4%
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	240,000	$266,731
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,610,000	2,000,425
Ford Motor Credit Co., LLC, Senior Notes	5.000%	5/15/18	2,090,000	2,219,334
Total Automobiles				4,486,490
Hotels, Restaurants & Leisure — 0.2%
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	48,000	46,320	(a)
MGM Resorts International, Senior Notes	6.625%	7/15/15	140,000	144,200
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	45,000	50,738
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	105,000	117,862
MGM Resorts International, Senior Secured Notes	9.000%	3/15/20	120,000	133,200	(a)
Total Hotels, Restaurants & Leisure				492,320
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	420,000	468,300
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	70,000	90,441
Comcast Corp., Senior Notes	5.700%	5/15/18	950,000	1,120,367
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,200,000	1,278,000	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,050,000	1,210,125
News America Inc., Senior Notes	6.650%	11/15/37	50,000	58,366
Time Warner Cable Inc., Senior Notes	4.000%	9/1/21	1,990,000	2,091,196
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	70,000	76,166
United Business Media Ltd., Notes	5.750%	11/3/20	920,000	946,883	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	559,000	623,285
Total Media				7,963,129
Total Consumer Discretionary				12,941,939
Consumer Staples — 2.1%
Beverages — 0.2%
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	750,000	777,114	(a)
Food & Staples Retailing — 1.4%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	400,000	457,884	(a)
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	25,481	26,758	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	38,884	42,625
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	79,684	89,869
Delhaize Group, Senior Notes	6.500%	6/15/17	1,814,000	2,015,488
Kroger Co., Senior Notes	3.400%	4/15/22	450,000	449,613
Safeway Inc., Senior Debentures	7.250%	2/1/31	930,000	1,001,700
Safeway Inc., Senior Notes	3.950%	8/15/20	160,000	154,385
Total Food & Staples Retailing				4,238,322

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — 0.2%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	440,000	$520,676
Tobacco — 0.3%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	810,000	1,005,268
Total Consumer Staples				6,541,380
Energy — 4.8%
Energy Equipment & Services — 0.4%
Vantage Drilling Co., Senior Secured Notes	11.500%	8/1/15	1,000,000	1,085,000
Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	20,000	22,696
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	660,000	766,678
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	650,000	691,034
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	100,000	99,500
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	55,000	56,100
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	250,000	258,750
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	690,000	782,706
Energy Transfer Partners LP, Senior Notes	6.700%	7/1/18	2,300,000	2,638,220
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	760,000	657,400
Kerr-McGee Corp., Notes	6.950%	7/1/24	150,000	185,657
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	1,000,000	1,154,943
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	480,000	540,000	(a)
Newfield Exploration Co., Senior Notes	6.625%	4/15/16	1,330,000	1,363,250
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	300,000	309,732
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	800,000	875,102
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	670,000	722,107
Plains Exploration & Production Co., Senior Notes	7.625%	6/1/18	230,000	244,375
Range Resources Corp., Senior Notes	5.000%	8/15/22	460,000	454,250
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	360,000	393,300
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	440,000	526,809	(a)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	570,000	598,500
TNK-BP Finance SA	6.625%	3/20/17	232,000	252,022	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	192,000	213,370	(a)
Total Oil, Gas & Consumable Fuels				13,806,501
Total Energy				14,891,501
Financials — 9.7%
Capital Markets — 3.0%
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	60,000	40,621	(b)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	7

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,800,000	$1,951,344
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	780,000	813,349
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	240,000	0	(a)(c)(d)(e)(f)
Lehman Brothers Holdings Capital Trust VII	5.857%	8/16/12	100,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Medium-Term Notes	6.750%	12/28/17	2,350,000	0	(c)(d)(e)(f)
Merrill Lynch & Co. Inc., Senior Notes	5.450%	2/5/13	2,190,000	2,234,037
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,980,000	2,047,100
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,530,000	1,599,719
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	560,000	599,733
Total Capital Markets				9,285,903
Commercial Banks — 1.6%
BPCE SA, Subordinated Bonds	12.500%	9/30/19	1,022,000	1,028,725	(a)(b)(g)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	760,000	625,100	(a)(b)(g)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	100,000	0	(a)(c)(d)(e)(f)(g)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	1,810,000	0	(a)(b)(c)(d)(e)(f)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	230,000	149,500	(a)(b)(g)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	2,190,000	109,500	(a)(c)(e)(h)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	425,000	454,330	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000	886,646	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	1,020,000	1,023,863
Wachovia Corp., Subordinated Notes	5.625%	10/15/16	730,000	822,891
Total Commercial Banks				5,100,555
Consumer Finance — 0.6%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,030,000	1,184,500
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	185,000	204,888
American Express Co., Subordinated Debentures	6.800%	9/1/66	40,000	41,320	(b)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	520,000	563,011
Total Consumer Finance				1,993,719
Diversified Financial Services — 3.5%
Bank of America Corp., Senior Notes	5.000%	5/13/21	420,000	433,317
Citigroup Inc.	5.500%	2/15/17	5,570,000	5,820,316
Citigroup Inc., Senior Notes	3.953%	6/15/16	660,000	676,274
Citigroup Inc., Senior Notes	6.875%	3/5/38	410,000	501,505
General Electric Capital Corp., Junior Subordinated Bonds	7.125%	6/15/22	500,000	528,230	(b)(g)
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	2,000,000	2,299,080

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	60,000	$62,475	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	500,000	(a)(b)
Total Diversified Financial Services				10,821,197
Insurance — 1.0%
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	518,000	572,661
ASIF Global Financing XIX	4.900%	1/17/13	1,400,000	1,412,818	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	50,000	49,014
Metropolitan Life Global Funding I	5.125%	4/10/13	950,000	981,416	(a)
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	220,000	284,078	(a)
Total Insurance				3,299,987
Total Financials				30,501,361
Health Care — 3.8%
Biotechnology — 0.1%
Amgen Inc., Senior Notes	4.500%	3/15/20	370,000	407,066
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	5.875%	9/15/15	50,000	56,790
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	1,180,000	1,283,250	(a)
HCA Inc., Senior Notes	6.500%	2/15/16	619,000	666,973
HCA Inc., Senior Secured Notes	7.875%	2/15/20	200,000	222,000
Humana Inc.	8.150%	6/15/38	680,000	920,725
Humana Inc., Senior Notes	7.200%	6/15/18	340,000	408,575
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	725,000	830,125
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	554,000	621,865
UnitedHealth Group Inc.	4.875%	4/1/13	940,000	968,962
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	3,000,000	3,076,299
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	510,000	617,123
WellPoint Inc., Notes	5.875%	6/15/17	1,470,000	1,733,769
Total Health Care Providers & Services				11,406,456
Total Health Care				11,813,522
Industrials — 2.2%
Airlines — 0.7%
Air 2 US, Notes	8.027%	10/1/20	505,889	512,212	(a)
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	179,856	196,043
Continental Airlines Inc., Pass-Through Certificates	6.820%	11/1/19	60,595	63,321
Continental Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	48,195	51,810
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	5/10/21	883,711	996,384

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	9

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	200,000	$205,500	(a)
US Airways Pass-Through Trust, Pass-Through Certificates	6.850%	7/30/19	197,823	195,845
Total Airlines				2,221,115
Building Products — 0.3%
Building Materials Corp. of America, Senior Secured Notes	7.500%	3/15/20	980,000	1,063,300	(a)
Masco Corp.	7.125%	8/15/13	50,000	52,491
Total Building Products				1,115,791
Commercial Services & Supplies — 0.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	335,573
Construction & Engineering — 0.2%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	470,000	514,650	(a)
Industrial Conglomerates — 0.1%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	250,000	280,312
Machinery — 0.3%
John Deere Capital Corp., Medium-Term Notes	5.350%	4/3/18	800,000	952,336
Road & Rail — 0.4%
Asciano Finance Ltd., Senior Notes	3.125%	9/23/15	1,280,000	1,273,903	(a)
Trading Companies & Distributors — 0.1%
Ashtead Capital Inc., Notes	9.000%	8/15/16	200,000	207,250	(a)
Total Industrials				6,900,930
Information Technology — 1.1%
Electronic Equipment, Instruments & Components — 0.3%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	990,000	1,128,600	(a)
Semiconductors & Semiconductor Equipment — 0.8%
KLA-Tencor Corp., Senior Notes	6.900%	5/1/18	1,310,000	1,564,692
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	720,000	890,052
Total Semiconductors & Semiconductor Equipment				2,454,744
Total Information Technology				3,583,344
Materials — 1.1%
Chemicals — 0.4%
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,317,000	(a)
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	6.750%	9/15/20	400,000	440,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	6.875%	2/15/21	140,000	145,600	(a)
Total Containers & Packaging				585,600

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 0.5%
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	410,000	$438,700
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	17,000	18,976
Vale Overseas Ltd., Notes	6.875%	11/21/36	636,000	737,731
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	330,000	341,154	(a)
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	160,000	165,408	(a)
Total Metals & Mining				1,701,969
Total Materials				3,604,569
Telecommunication Services — 3.0%
Diversified Telecommunication Services — 2.3%
AT&T Inc., Global Notes	5.500%	2/1/18	1,530,000	1,818,030
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	500,000	327,500	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	320,000	354,400
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	700,000	740,250
Qwest Corp., Senior Notes	7.500%	10/1/14	190,000	211,802
Verizon Communications Inc., Senior Notes	6.100%	4/15/18	1,150,000	1,401,041
West Corp., Senior Notes	8.625%	10/1/18	1,060,000	1,123,600
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	1,200,000	1,050,000	(a)
Total Diversified Telecommunication Services				7,026,623
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	490,000	556,466
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	315,000	334,294
Sprint Nextel Corp., Senior Notes	9.000%	11/15/18	1,200,000	1,341,000	(a)
Total Wireless Telecommunication Services				2,231,760
Total Telecommunication Services				9,258,383
Utilities — 2.4%
Independent Power Producers & Energy Traders — 2.4%
AES Corp., Senior Notes	7.750%	3/1/14	1,300,000	1,410,500
AES Corp., Senior Notes	7.750%	10/15/15	300,000	336,750
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	190,000	205,200	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	610,000	664,900	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	420,000	260,400	(c)
Edison Mission Energy, Senior Notes	7.750%	6/15/16	370,000	208,125
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	2,395,000	2,604,562
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	750,000	750,938	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	915,837	934,153
Total Utilities				7,375,528
Total Corporate Bonds & Notes (Cost — $108,524,750)				107,412,457

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	11

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 4.1%
ACE Securities Corp., 2006-GP1 A	0.375%	2/25/31	145,561	$120,109	(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.280%	7/25/32	424,947	324,392	(b)
Associates Manufactured Housing Pass Through Certificates, 1997-CLB2	8.900%	6/15/28	1,460,993	1,459,532	(d)
Bear Stearns Asset-Backed Securities Trust, 2006-SD2	0.445%	6/25/36	20,752	20,684	(b)
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	142,664	126,025
Citigroup Mortgage Loan Trust Inc., 2006-SHL1 A1	0.445%	11/25/45	83,916	60,826	(a)(b)
Educap Student Loan Asset-Backed Notes, 2004-1 B	1.786%	6/25/38	1,430,097	1,258,485	(b)(d)
Education Funding Capital Trust, 2003-3 A6	1.740%	12/15/42	300,000	279,750	(b)(d)
First Franklin Mortgage Loan Asset-Backed Certificates, 2006-FF5 2A5, PO	0.000%	4/25/36	1,050,000	262,500
Fremont Home Loan Trust, 2006-B 2A2	0.345%	8/25/36	483,186	122,682	(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.425%	12/25/36	1,194,271	848,075	(b)
Greenpoint Manufactured Housing, 1999-2 A2	2.985%	3/18/29	325,000	264,175	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.641%	6/19/29	150,000	119,890	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.740%	2/20/30	175,000	139,339	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.739%	2/20/32	275,000	208,947	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.739%	3/13/32	350,000	281,127	(b)
GSAMP Trust, 2006-S3 A1	6.585%	5/25/36	350,362	26,483
GSAMP Trust, 2006-SEA1 A	0.545%	5/25/36	202,066	191,854	(a)(b)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.545%	9/25/36	281,265	223,979	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	460,000	504,942	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.375%	6/25/36	1,167,970	211,641	(b)
IXIS Real Estate Capital Trust, 2005-HE4 A3	0.585%	2/25/36	527,595	453,158	(b)
Lehman XS Trust, 2006-16N A4B	0.485%	11/25/46	437,626	64,331	(b)
Lehman XS Trust, 2006-GP3 2A2	0.465%	6/25/46	186,392	11,995	(b)
MASTR Specialized Loan Trust, 2006-3 A	0.505%	6/25/46	322,716	167,720	(a)(b)
MASTR Specialized Loan Trust, 2007-1 A	0.615%	1/25/37	299,092	103,025	(a)(b)
Nelnet Student Loan Trust, 2005-4 A4R2	0.938%	3/22/32	2,900,000	2,341,750	(b)(d)
Oakwood Mortgage Investors Inc., 1999-D A1	7.840%	11/15/29	214,855	212,046	(b)
Option One Mortgage Loan Trust, 2005-1 A4	0.645%	2/25/35	605,534	533,821	(b)
Origen Manufactured Housing, 2007-A A2	3.739%	4/15/37	2,331,085	1,491,894	(b)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	390,000	113,100	(a)
RAAC Series, 2006-RP4 A	0.535%	1/25/46	373,097	289,152	(a)(b)
Total Asset-Backed Securities (Cost — $15,803,955)				12,837,429
Collateralized Mortgage Obligations — 7.5%
Adjustable Rate Mortgage Trust, 2004-1 4A1	5.463%	1/25/35	1,988,704	1,971,802	(b)
Banc of America Funding Corp., 2006-D 6A1	5.240%	5/20/36	956,299	604,571	(b)

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Banc of America Mortgage Securities Inc., 2003-F 1A1	2.998%	7/25/33	18,224	$16,498	(b)
Banc of America Mortgage Securities Inc., 2004-A 1A1	2.872%	2/25/34	39,826	33,645	(b)
Bear Stearns Alt-A Trust, 2003-5 2A1	2.699%	12/25/33	467,142	451,728	(b)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.925%	9/25/34	118,953	105,749	(b)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.085%	11/25/34	82,316	69,474	(b)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.745%	3/25/35	35,846	30,760	(b)
Bear Stearns Alt-A Trust, 2005-10 21A1	3.067%	1/25/36	339,645	171,996	(b)
Bear Stearns ARM Trust, 2004-12 1A1	2.830%	2/25/35	87,459	55,476	(b)
Bear Stearns Mortgage Funding Trust, 2006-AR5 1A1	0.405%	12/25/46	829,494	414,416	(b)
BlackRock Capital Finance LP, 1996-R1	9.620%	9/25/26	32,326	1,859	(b)(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1	0.505%	11/25/35	403,224	227,337	(b)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.474%	7/20/35	557,962	326,185	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.544%	11/20/35	338,205	183,747	(b)
Countrywide Alternative Loan Trust, 2005-76 3A1	0.505%	1/25/46	334,191	176,854	(b)
Countrywide Alternative Loan Trust, 2006-OA08 1A2	0.475%	7/25/46	557,490	85,965	(b)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.080%	6/19/31	27,634	26,891	(b)
Countrywide Home Loans, 2003-60 1A1	3.070%	2/25/34	327,257	283,896	(b)
Countrywide Home Loans, 2003-HYB1 1A1	2.965%	5/19/33	23,325	21,322	(b)
Countrywide Home Loans, 2006-3 1A2	0.575%	3/25/36	350,536	81,079	(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.695%	6/25/34	159,297	141,758	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.846%	7/25/21	1,852,472	209,985	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.405%	4/25/20	1,144,604	79,122	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.836%	6/25/20	1,170,856	112,869	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.678%	8/25/20	11,360,388	963,656	(b)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.559%	2/25/36	458,667	321,395	(b)
Greenpoint Mortgage Funding Trust, 2006-AR2 1A2	0.495%	4/25/36	1,964,324	1,400,563	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.475%	4/25/36	402,591	185,353	(b)
GSR Mortgage Loan Trust, 2006-0A1 2A2	0.505%	8/25/46	709,035	107,986	(b)
Harborview Mortgage Loan Trust, 2006-13 A	0.423%	11/19/46	415,317	187,557	(b)
Harborview Mortgage Loan Trust, 2006-14 2A1A	0.393%	1/25/47	780,869	420,732	(b)
IMPAC CMB Trust, 2004-5 1A1	0.965%	10/25/34	160,756	133,782	(b)
IMPAC Secured Assets Corp., 2004-3 1A4	1.045%	11/25/34	9,648	9,207	(b)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	243,084	242,148

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	13

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
MASTR ARM Trust, 2003-3 3A4	2.267%	9/25/33	1,561,933	$1,456,187	(b)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.605%	7/25/35	3,883,600	3,004,578	(a)(b)
Merit Securities Corp., 11PA B2	1.745%	9/28/32	10,224	10,034	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.965%	5/25/34	415,861	415,570	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.893%	8/25/34	74,611	62,017	(b)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 2A3	2.880%	3/25/36	413,195	230,398	(b)
Nomura Asset Acceptance Corp., 2006-AF2 4A	6.437%	8/25/36	391,182	197,625	(b)
Residential Accredit Loans Inc., 2007-Q01 A1	0.395%	2/25/47	2,246,323	1,220,205	(b)
Sequoia Mortgage Trust, 2007-4 4A1	5.242%	7/20/47	1,224,524	926,105	(b)
Structured ARM Loan Trust, 2004-04 3A2	2.818%	4/25/34	824,109	729,500	(b)
Structured ARM Loan Trust, 2004-07 A1	0.650%	6/25/34	16,451	12,541	(b)
Structured ARM Loan Trust, 2004-17 A1	1.374%	11/25/34	51,744	45,255	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.565%	10/25/35	1,052,998	635,591	(b)
Structured ARM Loan Trust, 2005-20 4A1	5.524%	10/25/35	1,597,773	1,271,671	(b)
Structured Asset Mortgage Investments Inc., 2003-AR2 A1	0.983%	12/19/33	90,306	81,601	(b)
Structured Asset Securities Corp., 2002-08A 7A1	2.201%	5/25/32	65,341	54,170	(b)
Structured Asset Securities Corp., 2002-11A 1A1	2.310%	6/25/32	21,045	18,378	(b)
Structured Asset Securities Corp., 2002-16A 1A1	3.072%	8/25/32	232,140	219,048	(b)
Structured Asset Securities Corp., 2002-18A 1A1	3.118%	9/25/32	6,157	5,780	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.645%	9/25/33	139,695	121,096	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.145%	3/25/44	29,803	26,894	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR03 A1A	1.117%	5/25/46	2,666,589	1,337,294	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR04 DA	1.122%	6/25/46	1,426,917	574,193	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR06 2A	1.107%	8/25/46	1,993,788	889,909	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1	2.694%	5/25/35	243,505	235,323	(b)
Total Collateralized Mortgage Obligations (Cost — $32,509,610)				23,638,326
Collateralized Senior Loans — 5.7%
Consumer Discretionary — 2.5%
Auto Components — 0.3%
Allison Transmission Inc., Term Loan B	2.750%	8/7/14	868,930	856,978	(i)
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co. Inc., Extended Term Loan B6	5.495%	1/26/18	484,112	427,834	(i)
Dunkin Brands Inc., New Term Loan B2	4.000%	11/23/17	498,637	490,534	(i)

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Las Vegas Sands LLC, Extended Delayed Draw Term Loan	2.750%	11/23/16	125,285	$121,683	(i)
Las Vegas Sands LLC, Extended Term Loan B	2.750%	11/23/16	411,859	399,135	(i)
Total Hotels, Restaurants & Leisure				1,439,186
Media — 0.9%
Cengage Learning Acquisitions Inc., Extended Term Loan	5.750%	7/5/17	689,148	591,590	(i)
Charter Communications Operating LLC, Extended Term Loan C	3.500%	9/6/16	658,454	651,778	(i)
Charter Communications Operating LLC, Term Loan D	4.000%	5/15/19	500,000	496,125	(i)
Univision Communications Inc., Extended Term Loan	4.495%	3/31/17	874,148	847,725	(i)
UPC Financing Partnership, Term Loan T	3.739%	12/30/16	170,812	168,250	(i)
Total Media				2,755,468
Multiline Retail — 0.3%
Neiman-Marcus Group Inc., Extended Term Loan	4.750%	5/16/18	925,000	912,661	(i)
Specialty Retail — 0.6%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	968,417	914,117	(i)
Michaels Stores Inc., Term Loan B2	5.000%	7/29/16	923,012	918,782	(i)
Total Specialty Retail				1,832,899
Total Consumer Discretionary				7,797,192
Energy — 0.6%
Energy Equipment & Services — 0.3%
Brand Energy and Infrastructure Services Inc., Term Loan B2	3.500-3.750%	2/7/14	914,683	859,040	(i)
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., Term Loan	8.500%	12/1/17	900,000	891,422	(i)
Total Energy				1,750,462
Health Care — 0.2%
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Inc., Term Loan B	5.250%	5/17/19	750,000	744,610	(i)
Industrials — 0.2%
Airlines — 0.2%
DAE Aviation Holdings Inc., Term Loan B1	5.470%	7/31/14	560,352	551,947	(i)
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 0.2%
NXP Funding LLC, Term Loan A2	—	3/3/17	675,000	672,751	(j)
IT Services — 0.6%
First Data Corp., Extended Term Loan B	4.245%	3/23/18	612,309	561,316	(i)
First Data Corp., Non-Extended Term Loan B2	2.995%	9/24/14	742,634	711,187	(i)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	15

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
SunGard Data Systems Inc., Term Loan B	3.870-4.091%	2/26/16	645,841	$638,575	(i)
Total IT Services				1,911,078
Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor Inc., Extended Term Loan B	4.489%	12/1/16	495,142	467,414	(i)
Total Information Technology				3,051,243
Materials — 0.3%
Containers & Packaging — 0.3%
Reynolds Group Holdings Inc., Term Loan B	6.500%	2/9/18	976,822	981,028	(i)
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.5%
Intelsat Jackson Holdings SA, Term Loan B	5.250%	4/2/18	500,000	496,875	(i)
Level 3 Financing Inc., Term Loan A	2.491-2.719%	3/13/14	1,000,000	978,750	(i)
Total Diversified Telecommunication Services				1,475,625
Wireless Telecommunication Services — 0.1%
Telesat LLC, Term Loan B	4.250%	3/26/19	500,000	493,839	(i)
Total Telecommunication Services				1,969,464
Utilities — 0.3%
Independent Power Producers & Energy Traders — 0.3%
GenOn Energy Inc., Term Loan B	6.000%	12/1/17	984,962	972,650	(i)
Total Collateralized Senior Loans (Cost — $18,190,218)				17,818,596
Mortgage-Backed Securities — 2.6%
FNMA — 2.6%
Federal National Mortgage Association (FNMA) (Cost — $8,259,452)	5.500%	6/1/35-5/1/40	7,525,994	8,285,494
Municipal Bonds — 2.8%
New York — 0.3%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., XLCA	0.315%	5/1/32	1,150,000	805,000	(b)
North Carolina — 1.8%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes	1.451%	10/25/41	3,100,000	3,007,372	(b)
Wake County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Carolina Power & Light Co., AMBAC	0.350%	10/1/22	2,100,000	1,701,000	(b)

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
North Carolina — continued
Wake County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Carolina Power & Light Co., AMBAC	0.315%	10/1/22	1,025,000		$830,250	(b)(d)(k)
Total North Carolina					5,538,622
Pennsylvania — 0.7%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.292%	6/1/47	1,700,000		1,577,277	(b)(d)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.077%	6/1/47	850,000		788,639	(b)(d)
Total Pennsylvania					2,365,916
Total Municipal Bonds (Cost — $8,880,195)					8,709,538
Non-U.S. Treasury Inflation Protected Securities — 0.5%
Brazil — 0.2%
Brazil Nota do Tesouro Nacional, Notes	6.000%	5/15/15	591,000	BRL	675,400
Sweden — 0.3%
Government of Sweden, Bonds	3.500%	12/1/28	3,500,000	SEK	941,604
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $1,007,314)					1,617,004
Sovereign Bonds — 3.4%
Brazil — 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	443,000	BRL	226,356
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	5,755,000	BRL	2,935,059
Total Brazil					3,161,415
India — 0.1%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	442,000		393,380	(a)(b)
Indonesia — 0.5%
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	10,665,000,000	IDR	1,503,451
Malaysia — 0.4%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	2,710,000	MYR	872,611
Government of Malaysia, Senior Bonds	4.262%	9/15/16	720,000	MYR	236,647
Total Malaysia					1,109,258
Mexico — 1.2%
Mexican Bonos, Bonds	8.000%	6/11/20	20,430,000	MXN	1,808,641
Mexican Bonos, Bonds	6.500%	6/9/22	21,990,000	MXN	1,781,149
United Mexican States, Bonds	10.000%	12/5/24	1,570,000	MXN	164,908
Total Mexico					3,754,698
Thailand — 0.2%
Thailand Government Bond	4.250%	3/13/13	22,000,000	THB	697,963
Total Sovereign Bonds (Cost — $10,475,297)					10,620,165

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	17

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 22.3%
U.S. Government Obligations — 22.3%
U.S. Treasury Bonds	4.375%	5/15/40	1,550,000	$2,065,617
U.S. Treasury Bonds	4.375%	5/15/41	430,000	574,319
U.S. Treasury Bonds	3.125%	11/15/41	5,970,000	6,417,750
U.S. Treasury Notes	1.875%	2/28/14	2,490,000	2,553,903
U.S. Treasury Notes	1.000%	8/31/16	1,970,000	2,000,935
U.S. Treasury Notes	1.375%	2/28/19	1,440,000	1,470,375
U.S. Treasury Notes	1.250%	4/30/19	28,730,000	29,048,731
U.S. Treasury Notes	2.000%	11/15/21	24,680,000	25,588,150
U.S. Treasury Notes	2.000%	2/15/22	130,000	134,377
Total U.S. Government & Agency Obligations (Cost — $68,115,882)				69,854,157

			Shares
Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Tropicana Entertainment Inc. (Cost — $284,300)			17,138	222,965	*(d)
Preferred Stocks — 0.7%
Financials — 0.7%
Consumer Finance — 0.7%
GMAC Capital Trust I (Cost — $2,396,000)	8.125%		95,000	2,284,750

		Expiration Date	Contracts
Purchased Options — 0.1%
U.S. Treasury 10-Year Notes Futures, Call @ $133.00 (Cost — $100,296)		8/24/12	168	204,750

			Warrants
Warrants — 0.0%
SemGroup Corp. (Cost — $0)		11/30/14	912	8,254	*(e)
Total Investments before Short-Term Investments (Cost — $274,547,269)				263,513,885

Security		Maturity Date	Face Amount†
Short-Term Investments — 13.8%
U.S. Government Agencies — 3.1%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	8/21/12	9,690,000	9,688,649	(l)

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Repurchase Agreements — 10.7%
Credit Suisse repurchase agreement dated 6/29/12; Proceeds at maturity — $31,300,261; (Fully collateralized by U.S. government obligations, 3.750% due 8/15/41; Market value — $32,137,903)	0.100%	7/2/12	31,300,000	$31,300,000
Deutsche Bank Securities Inc. repurchase agreement dated 6/29/12; Proceeds at maturity — $2,307,027; (Fully collateralized by U.S. government agency obligations, 0.800% due 4/24/15; Market value — $2,353,140)	0.140%	7/2/12	2,307,000	2,307,000
Total Repurchase Agreements				33,607,000
Total Short-Term Investments (Cost — $43,295,649)				43,295,649
Total Investments — 97.9% (Cost — $317,842,918#)				306,809,534
Other Assets in Excess of Liabilities — 2.1%				6,454,838
Total Net Assets — 100.0%				$313,264,372

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	The coupon payment on these securities is currently in default as of June 30, 2012.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	Value is less than $1.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The maturity principal is currently in default as of June 30, 2012.

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	All or a portion of this loan is unfunded as of June 30, 2012. The interest rate for fully unfunded term loans is to be determined.

(k)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CMB	— Cash Management Bill
IDR	— Indonesian Rupiah
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PO	— Principal Only
SEK	— Swedish Krona
THB	— Thai Baht

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	19

Western Asset Total Return Unconstrained Fund

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 10-Year Notes Futures, Call (Premiums received — $25,334)	8/24/12	$136.00	51	$9,562

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $284,235,918)	$273,202,534
Repurchase agreements, at value (Cost — $33,607,000)	33,607,000
Foreign currency, at value (Cost — $1,005,409)	1,002,278
Cash	503,357
Receivable for securities sold	6,757,637
Interest receivable	2,378,453
Deposits with brokers for open futures contracts	1,010,016
Unrealized appreciation on forward foreign currency contracts	405,664
Receivable from broker — variation margin on open futures contracts	369,423
Swaps, at value (premiums paid — $125,293)	273,607
Receivable for Fund shares sold	24,446
Receivable for open swap contracts	6,421
Prepaid expenses	61,078
Other receivables	5,940
Total Assets	319,607,854

Liabilities:
Payable for securities purchased	5,523,195
Swaps, at value (premiums received — $188,888)	273,632
Investment management fee payable	191,601
Unrealized depreciation on forward foreign currency contracts	97,998
Payable for Fund shares repurchased	83,824
Distributions payable	55,192
Accrued foreign capital gains tax	29,170
Written options, at value (premiums received — $25,334)	9,562
Payable for open swap contracts	3,257
Service and/or distribution fees payable	1,285
Accrued expenses	74,766
Total Liabilities	6,343,482
Total Net Assets	$313,264,372

Net Assets:
Par value (Note 7)	$30,206
Paid-in capital in excess of par value	352,734,002
Undistributed net investment income	76,347
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(28,377,411)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(11,198,772)
Total Net Assets	$313,264,372

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	21

Shares Outstanding:
Class A	969
Class C	969
Class FI	609,942
Class R	969
Class I	9,976,727
Class IS	19,616,335

Net Asset Value:
Class A (and redemption price)	$10.38
Class C*	$10.38
Class FI (and redemption price)	$10.37
Class R (and redemption price)	$10.38
Class I (and redemption price)	$10.38
Class IS (and redemption price)	$10.37
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.84

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$5,797,206
Dividends	96,484
Less: Foreign taxes withheld	(11,918)
Total Investment Income	5,881,772

Expenses:
Investment management fee (Note 2)	1,187,359
Registration fees	30,231
Audit and tax	27,965
Transfer agent fees (Note 5)	22,102
Fund accounting fees	21,994
Legal fees	19,760
Custody fees	17,137
Shareholder reports (Note 5)	14,198
Directors’ fees	8,721
Service and/or distribution fees (Notes 2 and 5)	6,326
Insurance	4,189
Miscellaneous expenses	2,120
Total Expenses	1,362,102
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(68,684)
Net Expenses	1,293,418
Net Investment Income	4,588,354

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(2,213,930)
Futures contracts	(2,744,412)
Written options	(826,249)
Swap contracts	(314,993)
Foreign currency transactions	743,688
Net Realized Loss	(5,355,896)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	11,499,159
Futures contracts	208,478
Written options	1,008,933
Swap contracts	(286,138)
Foreign currencies	(166,527)
Change in Net Unrealized Appreciation (Depreciation)	12,263,905
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	6,908,009
Increase in Net Assets from Operations	$11,496,363

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$4,588,354	$10,320,175
Net realized loss	(5,355,896)	(4,147,211)
Change in net unrealized appreciation (depreciation)	12,263,905	(182,666)
Increase in Net Assets From Operations	11,496,363	5,990,298

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,356,713)	(9,279,656)
Decrease in Net Assets From Distributions to Shareholders	(4,356,713)	(9,279,656)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	36,659,532	95,194,297
Reinvestment of distributions	3,996,831	8,197,233
Cost of shares repurchased	(38,963,111)	(95,851,435)
Increase in Net Assets From Fund Share Transactions	1,693,252	7,540,095
Increase in Net Assets	8,832,902	4,250,737

Net Assets:
Beginning of period	304,431,470	300,180,733
End of period*	$313,264,372	$304,431,470
* Includes undistributed (overdistributed) net investment income, respectively, of:	$76,347	$(155,294)

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]

Net asset value, beginning of period	$10.35

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.03
Total income from operations	0.07

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.38
Total return[3]	0.67%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.33%
Net expenses[4,5,6,7]	1.25
Net investment income[4]	2.32

Portfolio turnover rate[8]	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	25

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2012[2]

Net asset value, beginning of period	$10.35

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.03
Total income from operations	0.06

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$10.38
Total return[3]	0.54%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	2.07%
Net expenses[4,5,6,7]	2.00
Net investment income[4]	1.57

Portfolio turnover rate[8]	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2012.

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2012[3]	2011	2010	2009	2008[4]	2008[5]	2007[6]

Net asset value, beginning of period	$10.13	$10.22	$9.79	$7.82	$9.82	$10.23	$10.17

Income (loss) from operations:
Net investment income	0.14	0.28	0.36	0.43	0.35	0.47	0.27
Net realized and unrealized gain (loss)	0.23	(0.11)	0.41	2.05	(1.69)	(0.37)	0.13
Total income (loss) from operations	0.37	0.17	0.77	2.48	(1.34)	0.10	0.40

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.30)	(0.51)	(0.42)	(0.46)	(0.27)
Net realized gains	—	—	—	—	(0.24)	(0.05)	(0.07)
Return of capital	—	—	(0.04)	—	—	—	—
Total distributions	(0.13)	(0.26)	(0.34)	(0.51)	(0.66)	(0.51)	(0.34)

Net asset value, end of period	$10.37	$10.13	$10.22	$9.79	$7.82	$9.82	$10.23
Total return[7]	3.66%	1.69%	7.99%	32.55%	(14.31)%	1.03%	3.99%

Net assets, end of period (000s)	$6,326	$3,613	$2,024	$4,265	$813	$406	$17

Ratios to average net assets:
Gross expenses	1.30%[8]	1.37%	1.25%	1.42%	1.38%[8]	1.31%	85.97%[8]
Net expenses[9]	1.07 [8,10,11]	1.05 [10]	1.05 [10]	1.05 [10]	1.05 [8,10]	1.03 [12]	1.16 [8,12]
Net investment income	2.65 [8]	2.79	3.58	4.70	5.50 [8]	4.70	4.60 [8]

Portfolio turnover rate	41%[13]	142%[13]	131%	258%	230%[14]	387%	182%[14]

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]	For the period September 6, 2006 (commencement of operations) to March 31, 2007.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. The manager intends to voluntarily waive fees and/or reimburse operating expenses so that total annual operating expenses are not expected to exceed 1.10% until April 30, 2013. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.05%.

[12]	The impact of compensating balance arrangements was 0.01%.

[13]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2012 and 162% year ended December 31, 2011.

[14]	Not annualized.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	27

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2012[2]

Net asset value, beginning of period	$10.35

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.02
Total income from operations	0.06

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$10.38
Total return[3]	0.63%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.59%
Net expenses[4,5,6,7]	1.50
Net investment income[4]	2.07

Portfolio turnover rate[8]	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2012.

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2012[3]	2011	2010	2009	2008[4]	2008[5]	2007[6]

Net asset value, beginning of period	$10.14	$10.22	$9.80	$7.81	$9.82	$10.23	$10.00

Income (loss) from operations:
Net investment income	0.15	0.31	0.38	0.46	0.38	0.49	0.36
Net realized and unrealized gain (loss)	0.23	(0.10)	0.41	2.03	(1.71)	(0.36)	0.29
Total income (loss) from operations	0.38	0.21	0.79	2.49	(1.33)	0.13	0.65

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.33)	(0.50)	(0.44)	(0.49)	(0.35)
Net realized gains	—	—	—	—	(0.24)	(0.05)	(0.07)
Return of capital	—	—	(0.04)	—	—	—	—
Total distributions	(0.14)	(0.29)	(0.37)	(0.50)	(0.68)	(0.54)	(0.42)

Net asset value, end of period	$10.38	$10.14	$10.22	$9.80	$7.81	$9.82	$10.23
Total return[7]	3.79%	2.04%	8.14%	32.89%	(14.20)%	1.31%	6.63%

Net assets, end of period (000s)	$103,544	$110,681	$81,809	$99,271	$152,349	$560,219	$371,239

Ratios to average net assets:
Gross expenses	0.87%[8]	0.85%[9]	0.85%	0.85%	0.83%[8]	0.84%	1.09%[8]
Net expenses	0.82 [8,10,11,12]	0.80 [9,10,11]	0.80 [10,11]	0.80 [10]	0.80 [8,10]	0.83 [13]	0.89 [8,10]
Net investment income	2.90 [8]	3.07	3.78	5.20	5.50 [8]	4.90	4.90 [8]

Portfolio turnover rate	41%[14]	142%[14]	131%	258%	230%[15]	387%	182%[15]

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]	For the period July 6, 2006 (commencement of operations) to March 31, 2007.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. The manager intends to voluntarily waive fees and/or reimburse operating expenses so that total annual operating expenses are not expected to exceed 0.85% until April 30, 2013. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.80%.

[13]	The impact of compensating balance arrangements was 0.01%.

[14]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2012 and 162% year ended December 31, 2011.

[15]	Not annualized.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	29

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$10.13	$10.21	$9.79	$7.82	$9.15

Income (loss) from operations:
Net investment income	0.15	0.32	0.38	0.46	0.20
Net realized and unrealized gain (loss)	0.23	(0.11)	0.41	2.03	(1.26)
Total income (loss) from operations	0.38	0.21	0.79	2.49	(1.06)

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.33)	(0.52)	(0.27)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.14)	(0.29)	(0.37)	(0.52)	(0.27)

Net asset value, end of period	$10.37	$10.13	$10.21	$9.79	$7.82
Total return[5]	3.80%	2.03%	8.15%	32.81%	(11.69)%

Net assets, end of period (000s)	$203,364	$190,137	$216,348	$187,156	$161,094

Ratios to average net assets:
Gross expenses	0.85%[6]	0.83%[7]	0.84%	0.84%	0.85%[6]
Net expenses[8,9]	0.81 [6,10]	0.80 [7]	0.80	0.80	0.80 [6]
Net investment income	2.91 [6]	3.11	3.79	5.20	5.80 [6]

Portfolio turnover rate	41%[11]	142%[11]	131%	258%	230%[12]

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. The manager intends to voluntarily waive fees and/or reimburse operating expenses so that total annual operating expenses are not expected to exceed 0.83% until April 30, 2013. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.80%.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2012 and 162% year ended December 31, 2011.

[12]	Not annualized.

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (formerly known as Western Asset Total Return Unconstrained Portfolio) (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	31

fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

32	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$107,412,457	$0	*	$107,412,457
Asset-backed securities	—	10,119,412	2,718,017		12,837,429
Collateralized mortgage obligations	—	23,638,326	—		23,638,326
Collateralized senior loans	—	17,818,596	—		17,818,596
Mortgage-backed securities	—	8,285,494	—		8,285,494
Municipal bonds	—	7,879,288	830,250		8,709,538
Non-U.S. Treasury inflation protected securities	—	1,617,004	—		1,617,004
Sovereign bonds	—	10,620,165	—		10,620,165
U.S. government & agency obligations	—	69,854,157	—		69,854,157
Common stocks	—	—	222,965		222,965
Preferred stocks	$2,284,750	—	—		2,284,750
Purchased options	204,750	—	—		204,750
Warrants	—	8,254	—		8,254
Total long-term investments	2,489,500	257,253,153	3,771,232		263,513,885
Short-term investments†	—	43,295,649	—		43,295,649
Total investments	$2,489,500	$300,548,802	$3,771,232		$306,809,534
Other financial instruments:
Futures contracts	$13,626	—	—		$13,626
Forward foreign currency contracts	—	$405,664	—		405,664
Credit default swaps on corporate issues — sell protection	—	36,404	—		36,404
Credit default swaps on corporate issues — buy protection	—	78	—		78
Credit default swaps on credit indices — buy protection‡	—	237,125	—		237,125
Total other financial instruments	$13,626	$679,271	—		$692,897
Total	$2,503,126	$301,228,073	$3,771,232		$307,502,431

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	33

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$9,562	—	—	$9,562
Futures contracts	520,183	—	—	520,183
Forward foreign currency contracts	—	$97,998	—	97,998
Interest rate swaps	—	9,727	—	9,727
Credit default swaps on corporate issues — buy protection	—	52,044	—	52,044
Credit default swaps on credit indices — sell protection‡	—	211,861	—	211,861
Total	$529,745	$371,630	—	$901,375

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes		Asset- Backed Securities	Municipal Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2011	$0	*	$5,281,051	—	$282,606	$5,098	$5,568,755
Accrued premiums/discounts	—		29,999	—	—	—	29,999
Realized gain (loss)[1]	—		(31,776)	—	—	—	(31,776)
Change in unrealized appreciation (depreciation)[2]	—		(149,604)	—	(59,641)	3,156	(206,089)
Purchases	—			—	—	—	—
Sales	—		(69,903)	—	—	—	(69,903)
Transfers into Level 3[3]	0	*	—	$830,250	—	—	830,250
Transfers out of Level 3[4]	—		(2,341,750)	—	—	(8,254)	(2,350,004)
Balance as of June 30, 2012	$0	*	$2,718,017	$830,250	$222,965	—	$3,771,232
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012[2]	—		$(58,812)	—	$(59,641)	—	$(118,453)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

34	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	35

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2012, the Fund had sufficient cash and/or securities to cover these commitments.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

36	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the total notional value of all credit default swaps to sell protection is $7,761,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	37

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

38	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	39

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(l) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to

40	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	41

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held written options, forward foreign currency contracts, credit default swaps and interest rate swaps with credit related contingent features which had a liability position of $381,192. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

42	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(s) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Fund are subject to capital gains tax in that country. As of June 30, 2012, there were $29,170 of accrued foreign capital gains tax liabilities on unrealized gains.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) share advisory responsibilities with Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	43

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Effective May 1, 2012, the investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed 1.25%, 2.00% 1.20%, 1.50%, 0.95% and 0.85% for Class A, Class C, Class FI, Class R, Class I and Class IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. Western Asset, Western Asset Limited, Western Singapore and Western Japan also agreed to waive their advisory fees (which are paid by LMPFA and not the Fund) under corresponding amounts under the Fee Cap. Prior to May 1, 2012, the investment manager agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses did not exceed 1.05%, 0.80% and 0.80% for Class FI, Class I and Class IS shares, respectively.

Effective May 1, 2012, as a result of voluntary expense limitation arrangements, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.10%, 0.85% and 0.83%, respectively. These arrangements are expected to continue until April 30, 2013, but may be terminated at any time by the investment manager.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $68,679.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the day on which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Effective July 1, 2012, the investment manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.

Pursuant to these new arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A†	Class C†	Class FI	Class R†	Class I	Class IS
Expires December 31, 2012	—	—	$3,823	—	$51,766	$90,156
Expires December 31, 2013	—	—	10,779	—	53,222	70,124
Expires December 31, 2014	—	—	5,797	—	27,091	35,791
Fee waivers/expense reimbursements subject to recapture	—	—	$20,399	—	$132,079	$196,071

†	The class commenced operations on April 30, 2012.

44	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2012, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, LMIS and its affiliates did not receive sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

As of June 30, 2012, Legg Mason and its affiliates owned 48% of the Fund.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$31,862,238	$127,163,945
Sales	28,373,327	135,504,568

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,655,705
Gross unrealized depreciation	(22,689,089)
Net unrealized depreciation	$(11,033,384)

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	5	9/12	$822,219	$834,218	$11,999
Contracts to Sell:
U.S. Treasury 2-Year Notes	38	9/12	8,368,752	8,367,125	1,627
U.S. Treasury 5-Year Notes	36	9/12	4,461,352	4,462,875	(1,523)
U.S. Treasury 10-Year Notes	669	9/12	88,714,130	89,227,875	(513,745)
U.S. Treasury 30-Year Bonds	5	9/12	734,929	739,844	(4,915)
					(518,556)
Net unrealized loss on open futures contracts					$(506,557)

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	45

During the six months ended June 30, 2012, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31, 2011	32,480,000	$1,389,310
Options written	161,420,602	482,269
Options closed	(141,700,240)	(1,679,274)
Options exercised	(52,200,128)	(148,084)
Options expired	(183)	(18,887)
Written options, outstanding as of June 30, 2012	51	$25,334

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Japanese Yen	Citibank, N.A.	165,039,800	$2,066,107	8/16/12	$(1,905)
Mexican Peso	Morgan Stanley & Co. Inc.	39,789,122	2,968,341	8/16/12	(85,314)
					(87,219)
Contracts to Sell:
Euro	Citibank, N.A.	4,501,609	5,699,339	8/16/12	154,643
Euro	Morgan Stanley & Co. Inc.	1,826,000	2,311,839	8/16/12	90,684
Euro	Morgan Stanley & Co. Inc.	2,500,000	3,165,168	8/16/12	79,832
Euro	UBS AG	500,000	633,034	8/16/12	23,810
Japanese Yen	Citibank, N.A.	251,000,000	3,142,230	8/16/12	1,125
Japanese Yen	Credit Suisse	165,039,620	2,066,105	8/16/12	(10,779)
Turkish Lira	JPMorgan Chase & Co.	5,768,035	3,154,869	8/16/12	55,570
					394,885
Net unrealized gain on open forward foreign currency contracts					$307,666

At June 30, 2012, the Fund held the following interest rate swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse	$50,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	$(7,190)
Credit Suisse	50,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(2,537)
Total	$100,000				—	$(9,727)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount [2]	Termination Date	Implied Credit Spread at June 30, 2012[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Capital Inc. (AES Corp., 7.750%, due 3/1/14)	$3,000,000	9/20/12	0.76%	3.150% quarterly	$16,477	—	$16,477
Barclays Capital Inc. (AES Corp., 7.750%, due 3/1/14)	3,000,000	9/20/12	0.76%	3.650% quarterly	19,927	—	19,927
Total	$6,000,000				$36,404	—	$36,404

46	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2012[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse (AmerisourceBergen Corp., 5.875%, due 9/15/15)	$50,000	9/20/15	0.49%	0.900% quarterly	$(665)	—	$(665)
Credit Suisse (Masco Corp., 5.875%, due 7/15/12)	50,000	9/20/13	0.88%	0.750% quarterly	78	—	78
Goldman Sachs Group Inc. (Citigroup Inc., 6.125%, due 5/15/18)	1,000,000	3/20/14	1.68%	4.700% quarterly	(51,379)	—	(51,379)
Total	$1,100,000				$(51,966)	—	$(51,966)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Securities Inc. (CMBX NA AM 2)	$900,000	3/15/49	0.500% monthly	$(114,338)	$(50,820)	$(63,518)
Credit Suisse (CMBX NA AM 1)	70,000	10/12/52	0.500% monthly	(5,585)	(6,353)	768
Goldman Sachs Group Inc. (CMBX NA AM 1)	181,000	10/12/52	0.500% monthly	(14,442)	(16,371)	1,929
UBS Warburg LLC (CMBX NA AM 2)	311,000	3/15/49	0.500% monthly	(39,510)	(61,614)	22,104
UBS Warburg LLC (CMBX NA AM 2)	299,000	3/15/49	0.500% monthly	(37,986)	(53,730)	15,744
Total	$1,761,000			$(211,861)	$(188,888)	$(22,973)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse (CMBX NA AM 4)	$1,100,000	2/17/51	0.500% monthly	$214,913	$100,635	$114,278
Credit Suisse (CMBX 1 2006-1 AAA)	374,000	10/12/52	0.100% monthly	13,464	14,857	(1,393)
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA Index)	243,000	10/12/52	0.100% monthly	8,748	9,801	(1,053)
Total	$1,717,000			$237,125	$125,293	$111,832

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	47

to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market value (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

At June 30, 2012, the Fund held collateral received from Barclays Capital Inc. in the amount of $99,433 on credit default swap contracts valued at $36,404. Net exposure to this counterparty was $(63,029). Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$204,750	—	—	$204,750
Futures contracts[3]	13,626	—	—	13,626
Swap contracts[4]	—	—	$273,607	273,607
Forward foreign currency contracts	—	$405,664	—	405,664
Total	$218,376	$405,664	$273,607	$897,647

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$9,562	—	—	$9,562
Futures contracts[3]	520,183	—	—	520,183
Swap contracts[4]	9,727	—	$263,905	273,632
Forward foreign currency contracts	—	$97,998	—	97,998
Total	$539,472	$97,998	$263,905	$901,375

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

48	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options	$(23,845)	—	$330,391	$306,546
Written options	(863,111)	—	36,862	(826,249)
Futures contracts	(2,744,412)	—	—	(2,744,412)
Swap contracts	(147,882)	—	(167,111)	(314,993)
Forward foreign currency contracts	—	$787,727	—	787,727
Total	$(3,779,250)	$787,727	$200,142	$(2,791,381)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options	$100,168	—	—	$100,168
Written options	1,008,933	—	—	1,008,933
Futures contracts	208,478	—	—	208,478
Swap contracts	8,438	—	$(294,576)	(286,138)
Forward foreign currency contracts	—	$(208,413)	—	(208,413)
Total	$1,326,017	$(208,413)	$(294,576)	$823,028

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$321,344
Written options	433,411
Forward foreign currency contracts (to buy)	5,457,815
Forward foreign currency contracts (to sell)	17,401,044
Futures contracts (to buy)	11,801,457
Futures contracts (to sell)	118,147,853

Average Notional Balance
Interest rate swap contracts	$10,631,429
Credit default swap contracts (to buy protection)	5,564,143
Credit default swap contracts (to sell protection)	16,360,286

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	49

The Rule 12b-1 plan for Class FI shares provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the class’ average daily net assets, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI shares.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees	Shareholder Reports*
Class A†	$4	$4	—
Class C†	17	4	—
Class FI	6,296	5,199	$130
Class R†	9	4	—
Class I	—	13,418	3,849
Class IS	—	3,473	7,358
Total	$6,326	$22,102	$11,337

*	For the period January 1, 2012 through May 31, 2012. Subsequent to May 31, 2012, these expenses were accrued as common fund expenses.

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fees Waived	Waivers/Expense Reimbursements
Class A†	$2	—
Class C†	1	—
Class FI	—	$5,797
Class R†	2	—
Class I	—	27,091
Class IS	—	35,791
Total	$5	$68,679

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A†	$37	—
Class C†	24	—
Class FI	62,808	$83,384
Class R†	32	—
Class I	1,559,899	3,063,810
Class IS	2,733,913	6,132,462
Total	$4,356,713	$9,279,656

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

50	Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At June 30, 2012, the Corporation had 37.5 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A†
Shares sold	966	$10,000	—	—
Shares issued on reinvestment	3	37	—	—
Net increase	969	$10,037	—	—

Class C†
Shares sold	966	$10,000	—	—
Shares issued on reinvestment	3	24	—	—
Net increase	969	$10,024	—	—

Class FI
Shares sold	320,133	$3,299,472	286,062	$2,932,855
Shares issued on reinvestment	6,062	62,589	8,165	83,384
Shares repurchased	(72,750)	(747,914)	(135,863)	(1,379,935)
Net increase	253,445	$2,614,147	158,364	$1,636,304

Class R†
Shares sold	966	$10,000	—	—
Shares issued on reinvestment	3	32	—	—
Net increase	969	$10,032	—	—

Class I
Shares sold	1,332,692	$13,746,201	5,779,991	$59,342,403
Shares issued on reinvestment	116,928	1,207,505	203,344	2,078,590
Shares repurchased	(2,386,409)	(24,658,005)	(3,071,476)	(31,208,478)
Net increase (decrease)	(936,789)	$(9,704,299)	2,911,859	$30,212,515

Class IS
Shares sold	1,899,652	$19,583,859	3,217,629	$32,919,039
Shares issued on reinvestment	264,292	2,726,644	590,154	6,035,259
Shares repurchased	(1,316,838)	(13,557,192)	(6,223,738)	(63,263,022)
Net increase (decrease)	847,106	$8,753,311	(2,415,955)	$(24,308,724)

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

8. Capital loss carryforward

As of December 31, 2011, the Fund had a net capital loss carryforward of approximately $22,376,074, of which $4,929,582 does not expire, $1,073,088 expires in 2016, $13,463,088 expires in 2017 and $2,910,316 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses

Western Asset Total Return Unconstrained Fund 2012 Semi-Annual Report	51

with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Total Return Unconstrained Fund

Directors

William E. B. Siart, Chairman

R. Jay Gerken

President

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012827 8/12 SR12-1723

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date: August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer
Western Asset Funds, Inc.

Date: August 23, 2012